SHAREHOLDERS EQUITY	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS EQUITY [Abstract]
SHAREHOLDERS EQUITY
NOTE 9:-	SHAREHOLDERS EQUITY

a.	Ordinary Shares:

Ordinary Shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, and the right to receive dividends, if declared.

b.	Investment agreements:

1.	In January 2010, the Company completed a registered direct offering with several institutional investors. The Company received proceeds of approximately $4,650 net of placement agent fees and other offering expenses. Under the terms of the financing, the Company sold 168,667 units, consisting of an aggregate of 42,167 Ordinary Shares and warrants to purchase 21,084 additional Ordinary Shares. Each unit, consisting of one 1/15 Ordinary Share and a 0.033 warrant to purchase an Ordinary Share, was sold for a purchase price of $8.00. In addition, the Company granted additional warrants as finders' fee to purchase up to 1,582 Ordinary Shares ("January 2010 Warrants").

The exercise price of the warrants is $150 per Ordinary Share. The warrants were exercisable for a period of five years. These warrants expired, subsequent to the balance sheet date, on January 19, 2015 without being exercised.

The Company accounted for these warrants in accordance with the provisions of ASC 815, "Derivatives and Hedging - Contracts in Entity's Own Equity" ("ASC 815") and based on certain terms of the warrants classified them as liabilities, measured at fair value each reporting period until they will be exercised or expired, with changes in the fair values being recognized in the Company's Statement Of Comprehensive Loss as financial income or expense.

The fair value was measured using the Black-Scholes-Merton model. The Company estimates that the January 2010 Warrants fair value is equal to $0 as of December 31, 2014.

2.	On December 1, 2010, the Company completed a private placement offering with several investors. The Company received proceeds of approximately $2,240, net of placement agent fees and other offering expenses. Under the terms of the financing, the Company sold 166,667 units, consisting of an aggregate of 41,667 Ordinary Shares, warrants to purchase up to an aggregate of 20,841 Ordinary Shares at an exercise price of $78 per share ("Series A Warrants") and warrants to purchase up to an aggregate of 10,417 Ordinary Shares at an exercise price of $0.6 per share ("Series B Warrants"). Each unit was sold for a purchase price of $60. In addition, the Company granted additional warrants as finder's fee to purchase up to 1,042 Ordinary Shares.

The Series A Warrants are exercisable immediately upon issuance, expire on December 1, 2015 and the exercise price is subject to potential future adjustment upon occurrence of various events, such as share splits or dilutive issuances. On February 23, 2011, in connection with the financing transactions closed by the Company, the exercise price of the Series A Warrants was automatically adjusted from $78 per share to $60 per share. None of the Series A Warrants were exercised during 2014.

Each Series B Warrant were automatically exercised on a cashless basis on the 33rd trading day following December 23, 2010, to a number of Ordinary Shares that was subject to adjustment as defined in the agreement.

On February 9, 2011, the Series B Warrants were automatically exercised on a cashless basis to 10,417 Ordinary Shares. Upon the conversion of Series B Warrants, the fair value of Series B Warrants was classified as equity.

The Company accounted for the Series A Warrants according to the provisions of ASC 815 and based on certain terms of the warrants, classified them as liabilities, measured at fair value in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company's Statement of Comprehensive Loss as financial income or expense.

The fair value of the Series A Warrants was measured using the Black-Scholes-Merton model. The fair value was estimated taking into consideration (a) the possibility of the Company becoming privately owned and/or a possibility in which there is an all-cash transaction in the Company's shares, (b) the possibility that the Company will issue additional shares for a share price of under $60. The Company estimates that the Series A Warrants' fair value is equal to $0 as of December 31, 2014.

3.	On October 19, 2011, the Company completed a private placement offering from investors. The Company received proceeds of approximately $1,300, net of placement agent fees and other offering expenses of $236. Under the terms of the financing, the Company sold 135,010 units consisting of an aggregate of 135,010 Ordinary Shares, warrants to purchase up to an aggregate of 135,010 Ordinary Shares at an exercise price of $7.50 per share ("Series A' Warrants"), and warrants to purchase up to an aggregate of 67,501 Ordinary Shares at an exercise price of $0.15 or NIS 0.6 per share ("Series B' Warrants"). Each unit was sold for a purchase price of $11.25. In addition, the Company granted additional warrants as finder's fee to purchase up to 3,375 Ordinary Shares. The Series A' Warrants expire on October 19, 2016.

According to Series B' Warrants agreement, each Series B' Warrant will be automatically exercised on a cashless basis on the 11th trading day following November 10, 2011, to a number of Ordinary Shares equal to the difference between (a) the quotient obtained by dividing (1) 200% of the maximum number of warrant Shares issuable under the Series B' warrant multiplied by the $11.25 by (2) the greater of $7.50 and 80% of the average of the 10-day volume-weighted average price immediately following the November 10, 2011 and (b) the maximum number of Warrant Shares issuable under the Series B' warrant multiplied by 2.

On November 28, 2011, the Series B' Warrants were automatically exercised on a cashless basis for 65,749 Ordinary Shares. Upon the conversion of the Series B' Warrants, the Series B' Warrants were classified as equity.

During 2012, of the 135,010 Series A' Warrants, 113,341 were exercised for aggregate gross proceeds of $850. As of December 31, 2013, 21,668 Series A' warrants remain outstanding. None of the Series A' Warrants were exercised during 2014.

The Company accounted for the Series A' Warrants according to the provisions of ASC 815and based on certain terms of the warrants, classified them as liabilities, measured at fair value in each reporting period until they are exercised or expired with changes in the fair values being recognized in the Company's Consolidated Statement of Comprehensive Loss as financial income or expense.

The fair value of the Series A' Warrants was measured using the Black-Scholes-Merton model. In estimating the warrants' fair value, the Company used the following assumptions:

	December 31, 2014	December 31, 2013

Risk-free interest rate	0.67%	0.78%
Expected volatility	57%	198%
Expected life (in years)	2	3
Expected dividend yield	0	0
Fair value:
Warrants	$2	$54

4.	On April 17, 2012, the Company completed a registered direct offering with several institutional investors. The Company received proceeds of approximately $1,228, net of placement agent fees and other offering expenses in amount of $149. Under the terms of the financing, the Company sold 540,000 Ordinary Shares at a price of $2.55 per Share. For its services in the offering, the placement agent received a Purchase Option Agreement to purchase 13,500 Ordinary Shares at an exercise price of $3.19 per share. The Option Agreement expires on April 12, 2017.

5.	On May 22, 2012, the Company completed a registered direct offering with several institutional investors. The Company received proceeds of approximately $1,934, net of placement agent fees and other offering expenses in amount of $278. Under the terms of the financing, the Company sold 632,057 Ordinary Shares at a price of $3.50 per Share. For its services in the offering, the placement agent received a Purchase Option Agreement to purchase 15,802 Ordinary Shares at an exercise price of $4.38 per share. The Purchase Option Agreement expires on May 16, 2017.

6.	On May 31, 2012, the Company completed a registered direct offering with several institutional investors. The Company received proceeds of approximately $5,921, net of placement agent fees and other offering expenses in amount of $643. Under the terms of the financing, the Company sold 570,755 Ordinary Shares at a price of $11.50 per Share. For its services in the offering, the placement agent received a Purchase Option Agreement to purchase 14,269 Ordinary Shares at an exercise price of $14.38 per share. The Purchase Option Agreement expires on May 24, 2017.

7.	On August 8, 2012, the Company closed a public offering of 5,500,000 Ordinary Shares at a public offering price of $5.00 per share for aggregate proceeds of $24,986, net of placement agent fees and other offering expenses in amount of $2,514. Under the terms of the underwriting agreement, the Company granted the underwriter an option, exercisable for 45 days, to purchase up to an additional 825,000 of the Company's Ordinary Shares at the same price, solely to cover over-allotments.

On August 28, 2012, the underwriter exercised its over-allotment option in full, and on August 29, 2012, the Company closed the sale of an additional 825,000 Ordinary Shares at a price to the public of $5.00 per share for additional proceeds approximately $3,836, net of placement agent fees and other offering expenses in amount of $289.

For its services in the offering, the placement agent received a Purchase Option Agreement to purchase 148,937 Ordinary Shares at an exercise price of $6.25 per share. The Purchase Option Agreement expires on August 2, 2017.

In addition, the Company's former placement agent received a warrant certificate to purchase up to 26,481 Ordinary Shares at an exercise price of $5.5769 per share, under its fee-tail agreement. The warrant expired on November 24, 2014.

8.	On March 22, 2013, the Company entered into a Controlled Equity OfferingSM Sales Agreement (the “2013 Cantor Sales Agreement”) with Cantor Fitzgerald & Co., as sales agent (“Cantor”), pursuant to which the Company may offer and sell, from time to time through Cantor, its ordinary shares, par value NIS 0.6 per share. Sales of the Company's ordinary shares under the 2013 Cantor Sales Agreement are made in sales deemed to be “at-the-market” equity offerings as defined in Rule 415 promulgated under the Securities Act of 1933, as amended.

From May 22, 2013 through December 31, 2013, the Company sold through the 2013 Cantor Sales Agreement an aggregate of 1,297,883 of its Ordinary Shares, and received gross proceeds of $4,947 before deducting issuance expenses in an amount of $213.

During 2014, the Company sold through the 2013 Cantor Sales Agreement an aggregate of 1,234,207 of its Ordinary Shares, and received gross proceeds of $5,151 before deducting issuance expenses in an amount of $159.

9.	On April 14, 2014, a cashless exercise of warrants that were issued in 2012 occurred resulting in the issuance of an aggregate of 8,946 Ordinary Shares to the warrant holders.

10.	On September 18, 2014, the Company's Board of Directors approved the issuance of 6,000 shares to a former employee. Accordingly, the Company recorded $23 as marketing and business development expense.

c.	Share option plans:

1.	In March 2003, the Company adopted a share option plan (the "2003 Plan").The 2003 Plan provided for the grant of options to Company's directors, employees, consultants and service providers. In July 2006, the Company adopted the 2006 Global Share Incentive Plan (the "2006 Plan"), pursuant to which options may be granted to the Company's directors, employees, consultants and service providers. Pursuant to the 2006 plan, the 2003 Plan was terminated and the 5,363 Ordinary Shares that were available for issuance under the 2003 Plan were transferred to the 2006 Plan. All outstanding options granted under the 2003 Plan remain outstanding and subject to the terms of the 2003 Plan. Any options that were granted under the 2003 Plan and that are canceled are transferred to the 2006 Plan. As of December 31, 2014, 50 Ordinary Shares remain outstanding under the 2003 Plan.

Pursuant to the 2006 Plan, between July 2006 and October 2012, the Company approved an additional 903,739 Ordinary Shares for the 2006 Plan for any other share option plans that have previously been, or in the future may be, adopted by the Company.

In November 12, 2014, the Company's Annual Shareholder Meeting approved the addition of 900,000 ordinary shares, par value NIS 0.6 per share, to the shares authorized for issuance under the 2006 Plan, bringing the total number of Ordinary Shares authorized for issuance under the 2006 Plan to 1,803,739. As of December 31, 2014, a total of 511,777 Ordinary Shares remain available for future grants under the 2006 Plan.

Options granted under the 2006 Plan typically vest over four years, but are subject to each optionee's specific option agreement. Options are typically exercisable for ten years from the date of grant. Options which are forfeited or unexercised become available for future grants. The exercise price of the stock option equals the fair market value of the Company's shares on the date of the grant.

During 2012, the Company's Board of Directors approved the granting of 50,000 Restricted Share Units ("RSUs") to certain employees. Furthermore, during 2012, the Company's shareholders approved the granting of 30,000 RSUs to certain members of the Company's Board of Directors. During 2013, 75,000 RSUs became fully vested and were converted into common shares of the Company and 5,000 RSUs were cancelled.

During 2013, the Company's Board of Directors approved the granting of 3,000 RSUs to certain employees. Furthermore, during 2013, certain members of the Company's Board of Directors were granted 40,000 RSUs under the approval of the Company's shareholders in the 2012 and 2013 Shareholder meetings. During 2014, 43,000 RSUs became fully vested and were converted into common shares of the Company.

During 2014, the Company's Board of Directors approved the granting of 67,000 RSUs to certain employees.

2.	The following is a summary of the Company's share options granted among the various plans:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2014	713,219	$7.49
Granted	419,750	$3.06
Exercised	(37)	$0.00
Forfeited	(28,523)	$6.09
Outstanding at the end of the year	1,104,409	$5.84	7.92	$0.02

Vested or expected to vest	857,065	$6.58	7.68	$0.02

Options exercisable at the end of the year	336,201	$11.00	6.79	$0.02

The weighted-average grant-date fair value of options granted during the twelve months ended December 31, 2014, 2013 and 2012 was $2.62, $2.46, and $4.62, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the fair market value of the Company's Ordinary Shares on December 31, 2014 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2014. This amount changes based on the fair market value of the Company's shares.

The following table summarizes information about options to employees and non-employees outstanding at December 31, 2014 under the Plans:

Exercise price	Options outstanding at December 31, 2014	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable at December 31, 2014	Average exercise price of options exercisable

$0	7	0.50	$0	7	$0
$2.48-2.86	375,750	9.25	$2.69	9,434	$2.83
$3.26-3.57	258,324	8.11	$3.41	75,631	$3.41
$4.04-4.69	54,000	6.05	$4.32	30,218	$4.29
$5.16-5.37	385,000	6.97	$5.34	191,250	$5.36
$6.75-16.2	11,667	6.72	$10.8	10,000	$11.48
$29.4-84	8,494	4.86	$30.4	8,494	$30.4
$99-528	11,167	4.40	$169	11,167	$169

	1,104,409			336,201

The following table summarizes information relating to RSUs, as well as changes to such awards during 2014:

Number of RSUs

Outstanding at January 1, 2014	43,000
Granted	67,000
Converted	(43,000)
Forfeited	-
Outstanding at the end of the year	67,000

As of December 31, 2014, there were $2,421 of total compensation cost related to options and unvested RSUs. This amount is expected to be recognized over a weighted-average period of 1.62 years.

The following table sets forth the total share-based compensation expense resulting from options and RSUs granted to employees, non-employees and directors included in the Company's Consolidated Statement of Comprehensive Loss:

	Year ended December 31,
	2014	2013

Cost of revenues	$34	$16
Research and development, net	73	83
Marketing and business development	226	191
General and administrative	610	603

Total share-based compensation expense	$943	$893

The Company had accounted for its options to non-employees under the fair value method ASC 505-50.

d.	Warrants issued to non-employees:

In October 2013, the Company's Board of Directors approved the grant of 15,000 warrants to purchase 15,000 Ordinary Shares of the Company, nominal value NIS 0.6 per share to a non-employee.